Aug. 31, 2018
Symmetry Panoramic US Equity Fund
Supplement to the Prospectus
SYMMETRY PANORAMIC TRUST

Symmetry Panoramic US Equity Fund (the “Fund”)

Supplement dated December 6, 2018 to the currently effective Prospectus, as it may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Prospectus listed above and should be read in conjunction with the Prospectus and Statement of Additional Information.

As the Fund has sufficient assets to invest in an efficient manner directly in a diversified portfolio of equity securities of U.S. companies, the Adviser expects to allocate a portion of the Fund’s assets to AQR Capital Management, LLC, in accordance with the investment strategies described in the Fund’s Prospectus dated August 9, 2018, as revised.  As a result, the supplement to the Fund’s Prospectus dated November 15, 2018 (SEC Accession No. 0000898432-18-001169), is hereby deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.